UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SHORT-TERM BOND FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2007

[USAA
EAGLE
LOGO (R)]


                            USAA SHORT-TERM BOND Fund

                      3RD QUARTER Portfolio of Investments


                                 APRIL 30, 2007

                                                                      (Form N-Q)

48482-0607                                   (C)2007, USAA. All rights reserved.

                                                                               1
P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS (in thousands)


USAA SHORT-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)

PRINCIPAL                                                                  COUPON                           MARKET
AMOUNT        SECURITY                                                     RATE       MATURITY               VALUE
 -----------------------------------------------------------------------------------------------------------------

              CORPORATE OBLIGATIONS (31.3%)

              CONSUMER DISCRETIONARY (1.4%)
              -----------------------------
              BROADCASTING & CABLE TV (0.4%)
$  1,000      Cox Enterprises, Inc., Notes (a)                             7.38%       6/15/2009   $         1,039
   1,000      Univision Communications, Inc., Senior Notes                 3.50       10/15/2007               993
                                                                                                   ---------------
                                                                                                             2,032
                                                                                                   ---------------
              CASINOS & GAMING (0.4%)
   2,000      Harrah's Operating Co., Inc., Guaranteed Senior Notes        7.13        6/01/2007             2,002
                                                                                                   ---------------
              HOME IMPROVEMENT RETAIL (0.4%)
   2,000      Home Depot, Inc., Senior Notes                               5.20        3/01/2011             2,005
                                                                                                   ---------------
              HOUSEHOLD APPLIANCES (0.2%)
   1,000      Stanley Works, Notes                                         3.50        1/01/2007               990
                                                                                                   ---------------
              Total Consumer Discretionary                                                                   7,029
                                                                                                   ---------------

              CONSUMER STAPLES (0.8%)
              -----------------------
              DRUG RETAIL (0.2%)
   1,000      CVS Corp., Notes                                             3.88       11/01/2007               993
                                                                                                   ---------------
              FOOD RETAIL (0.2%)
   1,000      Kroger Co., Notes                                            8.05        2/01/2010             1,069
                                                                                                   ---------------
              PACKAGED FOODS & MEAT (0.4%)
              Kraft Foods, Inc.,
   1,000             Notes                                                 4.00       10/01/2008               982
   1,000             Notes                                                 4.13       11/12/2009               975
                                                                                                   ---------------
                                                                                                             1,957
                                                                                                   ---------------
              Total Consumer Staples                                                                         4,019
                                                                                                   ---------------

              ENERGY (1.4%)
              -------------
              INTEGRATED OIL & GAS (0.3%)
   1,425      Louisiana Land and Exploration Co., Debentures               7.63        4/15/2013             1,585
                                                                                                   ---------------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
   1,000      Seacor Holdings, Inc., Senior Notes                          7.20        9/15/2009             1,033
                                                                                                   ---------------
              OIL & GAS EXPLORATION & PRODUCTION (0.9%)
   2,000      Ocean Energy, Inc., Senior Notes                             4.38       10/01/2007             1,990
   2,000      Southwestern Energy Co., MTN                                 7.63        5/01/2027(b)          2,076
                                                                                                   ---------------
                                                                                                             4,066
                                                                                                   ---------------
              Total Energy                                                                                   6,684
                                                                                                   ---------------

              FINANCIALS (15.4%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
   3,000      Mellon Funding Corp., Senior Notes                           4.88        6/15/2007             2,998
                                                                                                   ---------------

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2

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=================--------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)

PRINCIPAL                                                                  COUPON                           MARKET
AMOUNT        SECURITY                                                     RATE       MATURITY               VALUE
 -----------------------------------------------------------------------------------------------------------------
              CONSUMER FINANCE (0.6%)
$  3,000      SLM Corp., MTN, CPI Floating Rate Notes                      3.78% (c)   6/01/2009   $         2,845
                                                                                                   ---------------
              DIVERSIFIED BANKS (0.8%)
   2,170      First Tennessee Bank, N.A., Subordinated Notes               4.63        5/15/2013             2,068
   1,000      Key Bank, N.A., MTN                                          5.00        7/17/2007               999
     909      U.S. Central Credit Union, Senior Notes                      2.70        9/30/2009               879
                                                                                                   ---------------
                                                                                                             3,946
                                                                                                   ---------------
              LIFE & HEALTH INSURANCE (2.5%)
   3,000      John Hancock Global Funding II, Notes                        5.50       12/31/2007             2,997
              Metropolitan Life Global Funding I,
   3,000              Notes  (a)                                           4.75        6/20/2007             2,998
   2,000              Notes  (a)                                           5.75        7/25/2011             2,053
   2,000      Phoenix Companies, Inc., Senior Notes                        6.68        2/16/2008             2,011
   2,000      Principal Financial Group, MTN                               5.15        9/30/2011             2,008
                                                                                                   ---------------
                                                                                                            12,067
                                                                                                   ---------------
              MULTI-LINE INSURANCE (0.4%)
   2,000      American General Finance Corp., MTN                          5.47 (c)    8/16/2007             2,001
                                                                                                   ---------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
   3,000      Citigroup, Inc., Global Notes                                4.25        7/29/2009             2,955
   2,000      MBNA Corp., MTN                                              5.63       11/30/2007             2,004
                                                                                                   ---------------
                                                                                                             4,959
                                                                                                   ---------------
              PROPERTY & CASUALTY INSURANCE (2.9%)
   5,000      Berkshire Hathaway Finance Corp., Senior Notes               4.20       12/15/2010             4,875
   1,000      Chubb Corp., Senior Notes                                    3.95        4/01/2008               986
   2,522      Kern River Funding Corp., Guaranteed Senior Notes (a)        6.68        7/31/2016             2,670
     500        Liberty Mutual Insurance Co., Notes (a)                    8.20        5/04/2007               500
              Markel Corp.,
   1,340             Notes                                                 7.20        8/15/2007             1,345
   2,000             Senior Notes                                          7.00        5/15/2008             2,028
   2,000      St. Paul Travelers Companies, Inc., Senior Notes             5.01        8/16/2007             1,998
                                                                                                   ---------------
                                                                                                            14,402
                                                                                                   ---------------
              REGIONAL BANKS (2.6%)
   2,000      Chittenden Corp., Subordinated Notes                         5.80        2/14/2017             2,015
   2,000      Cullen/Frost Bankers, Inc., Junior Subordinated Notes        5.75        2/15/2017             2,020
   1,000      Greenpoint Financial Corp., Senior Notes                     3.20        6/06/2008               975
              M&I Marshall & Ilsley Bank,
   1,000             Senior Notes                                          4.13        9/04/2007               996
   2,000             Senior Notes                                          5.15        2/22/2012             2,005
   3,000      Popular North America, Inc. MTN, Series F                    5.20       12/12/2007             2,996
   2,000      Susquehanna Bancshares, Inc., Subordinated Notes             4.75        5/01/2014             1,966
                                                                                                   ---------------
                                                                                                            12,973
                                                                                                   ---------------
              REITS - INDUSTRIAL (0.2%)
   1,000      ProLogis, Senior Notes                                       5.50        4/01/2012             1,012
                                                                                                   ---------------

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)

PRINCIPAL                                                                  COUPON                           MARKET
AMOUNT        SECURITY                                                     RATE       MATURITY               VALUE
 -----------------------------------------------------------------------------------------------------------------
              REITS - OFFICE (0.4%)
$  2,000      Duke Realty Ltd., Senior Notes                               5.63%       8/15/2011   $         2,028
                                                                                                   ---------------
              REITS - RESIDENTIAL (0.2%)
   1,000      AvalonBay Communities, Inc., MTN                             5.50        1/15/2012             1,011
                                                                                                   ---------------
              REITS - RETAIL (0.4%)
   2,000      Simon Property Group, LP, Notes                              5.60        9/01/2011             2,034
                                                                                                   ---------------
              REITS - SPECIALIZED (0.4%)
   1,000      Health Care Property Investors, Inc., Notes                  5.95        9/15/2011             1,019
   1,000      Nationwide Health Properties, Inc., MTN                      6.90        0/01/2037(b)          1,066
                                                                                                   ---------------
                                                                                                             2,085
                                                                                                   ---------------
              SPECIALIZED FINANCE (0.4%)
   2,000      CIT Group, Inc., Senior Notes                                5.60 (c)   11/23/2007             2,001
                                                                                                   ---------------
              THRIFTS & MORTGAGE FINANCE (2.0%)
   1,500      Golden West Financial Corp., Senior Notes                    4.13        8/15/2007             1,495
   2,255      Independence Community Bank Corp., Subordinated Notes        3.75        4/01/2014(d)          2,192
   2,000      Roslyn Bancorp, Inc., Senior Notes                           7.50       12/01/2008             2,057
   2,000      Sovereign Bank Federal Savings Bank, CD                      4.00        2/01/2008             1,980
   2,000      World Savings Bank Federal Savings Bank, Notes               4.13       12/15/2009             1,956
                                                                                                   ---------------
                                                                                                             9,680
                                                                                                   ---------------
              Total Financials                                                                              76,042
                                                                                                   ---------------

              INDUSTRIALS (2.4%)
              ------------------
              BUILDING PRODUCTS (0.2%)
   1,000      CRH America, Inc., Notes                                     5.63        9/30/2011             1,014
                                                                                                   ---------------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
   3,000      John Deere Capital Corp., MTN, Series 2005D                  5.47 (c)    6/10/2008             3,005
                                                                                                   ---------------
              INDUSTRIAL CONGLOMERATES (1.6%)
   5,000      General Electric Capital Corp., MTN                          4.13        9/01/2009             4,912
   3,000      Tyco International Group, COP, Notes (a)                     4.44        6/15/2007             2,996
                                                                                                   ---------------
                                                                                                             7,908
                                                                                                   ---------------
              Total Industrials                                                                             11,927
                                                                                                   ---------------

              TELECOMMUNICATION SERVICES (0.5%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
   2,000      US Unwired, Inc., Secured Notes                             10.00        6/15/2012             2,182
                                                                                                   ---------------

              UTILITIES (9.4%)
              ----------------
              ELECTRIC UTILITIES (6.7%)
              Alabama Power Co.,
   2,000             Senior Notes                                          3.50       11/15/2007             1,981
   2,000             Senior Notes                                          5.55(c)     8/25/2009             2,007
   1,632      Cedar Brakes II, LLC, Senior Notes, Series C (a)             9.88        9/01/2013             1,825
   2,000      Cincinnati Gas & Electric Co., Debentures                    5.70        9/15/2012             2,041
   2,000      Entergy Gulf States, Inc., First Mortgage Bonds              6.00       12/01/2012             1,996

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4

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=================--------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)

PRINCIPAL                                                                  COUPON                           MARKET
AMOUNT        SECURITY                                                     RATE       MATURITY               VALUE
 -----------------------------------------------------------------------------------------------------------------
$  3,000      Entergy Louisiana, Inc., First Mortgage Bonds                5.83%      11/01/2010    $        2,988
   2,000      FPL Group Capital, Inc., Debentures                          5.63        9/01/2011             2,038
   2,000      Midamerican Energy Holdings Co., Senior Notes                4.63       10/01/2007             1,993
   2,000      New York State Electric & Gas Corp., Notes                   4.38       11/15/2007             1,989
   2,000      Northern States Power Co., First Mortgage Bond,
                Series B                                                   8.00        8/28/2012             2,263
   1,917      Oglethorpe Power Corp., Senior Secured Facility Bonds        6.97        6/30/2011             1,936
   2,000      PacifiCorp, First Mortgage Bonds                             6.90       11/15/2011             2,141
   1,959      Power Contract Financing, Senior Notes (a)                   6.26        2/01/2010             1,978
   1,800      Public Service Electric & Gas Co., First Mortgage
                Bonds (INS)                                                6.38        5/01/2008             1,819
   2,000      Texas-New Mexico Power Co., Notes                            6.13        6/01/2008             2,009
   2,000      TIERS Corp., Bond-Backed Certificates (a)                    6.50       10/01/2007             2,005
                                                                                                   ---------------
                                                                                                            33,009
                                                                                                   ---------------
              GAS UTILITIES (1.7%)
   2,000      AGL Capital Corp., Senior Notes                              7.13        1/14/2011             2,120
   2,000      Kinder Morgan Energy Partners, LP, Notes                     6.75        3/15/2011             2,107
   1,000      ONEOK Partners, LP, Senior Notes                             5.90        4/01/2012             1,029
   3,000      Texas Eastern Transmission, LP, Senior Notes                 5.25        7/15/2007             2,996
                                                                                                   ---------------
                                                                                                             8,252
                                                                                                   ---------------
              MULTI-UTILITIES (1.0%)
   1,000      Dominion Resources, Inc., Senior Notes                       4.13        2/15/2008               991
   1,000      Energy East Corp., Notes                                     6.75        6/15/2012             1,062
   2,000      Nisource Finance Corp., Guaranteed Notes                     7.88       11/15/2010             2,172
   1,000      Teco Energy, Inc., Notes                                     6.13        5/01/2007             1,000
                                                                                                   ---------------
                                                                                                             5,225
                                                                                                   ---------------
              Total Utilities                                                                               46,486
                                                                                                   ---------------
              Total Corporate Obligations (cost: $154,135)                                                 154,369
                                                                                                   ---------------

              EURODOLLAR AND YANKEE OBLIGATIONS (5.8%)(F)

              CONSUMER DISCRETIONARY (0.4%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.4%)
   2,000      DaimlerChrysler, N.A. Holding Corp., MTN                     5.82 (c)    9/10/2007             2,003
                                                                                                   ---------------

              ENERGY (1.3%)
              -------------
              INTEGRATED OIL & GAS (1.1%)
              PEMEX Finance Ltd.,
     250             Notes                                                 8.02        5/15/2007               250
   4,962             Notes                                                 9.03        2/15/2011(e)          5,318
                                                                                                   ---------------
                                                                                                             5,568
                                                                                                   ---------------
              OIL & GAS DRILLING (0.2%)
     742      Delek & Avner-Yam Tethys Ltd., Secured Notes (a)             6.46 (c)    8/01/2013               741
                                                                                                   ---------------
              Total Energy                                                                                   6,309
                                                                                                   ---------------

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)

PRINCIPAL                                                                  COUPON                           MARKET
AMOUNT        SECURITY                                                     RATE       MATURITY               VALUE
 -----------------------------------------------------------------------------------------------------------------

              FINANCIALS (3.3%)
              -----------------
              DIVERSIFIED BANKS (1.7%)
$  3,000      Barclays Bank plc, Bonds (a)                                 7.38%         -     (d) $         3,265
   2,000      Landsbanki Islands hf, Notes (a)                             6.10        8/25/2011             2,060
   3,000      Mizuho Financial Group, Inc., Guaranteed Bonds               8.38          -     (g)           3,164
                                                                                                   ---------------
                                                                                                             8,489
                                                                                                   ---------------
              DIVERSIFIED CAPITAL MARKETS (0.5%)
   2,500      UBS Preferred Funding Trust II, Bonds                        7.25          -     (d)           2,685
                                                                                                   ---------------
              MULTI-LINE INSURANCE (0.5%)
   2,000      ING Capital Funding Trust III, Guaranteed Bonds              8.44          -     (d)           2,207
                                                                                                   ---------------
              REGIONAL BANKS (0.6%)
   2,000      Glitnir Banki hf, Senior Notes (a)                           4.75       10/15/2010             1,968
   1,000      Kaupthing Bank HF, MTN (a)                                   5.75       10/04/2011             1,016
                                                                                                   ---------------
                                                                                                             2,984
                                                                                                   ---------------
              Total Financials                                                                              16,365
                                                                                                   ---------------
              INDUSTRIALS (0.4%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.4%)
   2,000      Siemens Finance, Notes (a)                                   5.50        2/16/2012             2,026
                                                                                                   ---------------

              MATERIALS (0.4%)
              ----------------
              FOREST PRODUCTS (0.4%)
   2,000      Nexfor, Inc., Debentures                                     8.13        3/20/2008             2,032
                                                                                                   ---------------
              Total Eurodollar and Yankee Obligations (cost: $28,486)                                       28,735
                                                                                                   ---------------

              ASSET-BACKED SECURITIES (17.2%)(H)

              FINANCIALS (16.8%)
              ------------------
              ASSET-BACKED FINANCING (16.8%)
     653      Aerco Ltd., Series 2A, Class A4 (a)                          5.84 (c)    7/15/2025               655
     569      Airport Airplanes, Pass-Through Certificates, Series
                    1R, Class A8, EETC                                     5.70 (c)    3/15/2019               555
   3,000      AmeriCredit Automobile Receivable Trust, Series
                    2007-BF, Class A2                                      5.31        1/06/2011             3,004
   8,000      ARG Funding Corp., Series 2005-1A, Class A3 (a)              4.29        4/20/2011             7,846
              Aviation Capital Group Trust, Notes,
     205             Series 2000-1A, Class A2  (a)                         5.80(c)    11/15/2025               203
   3,999             Series 2003-2A, Class G1 (INS) (a)                    6.02(c)     9/20/2033             4,034
   4,000      Banc of America  Mortgage Securities, Inc., Series
                    2004-F, Class 2A6                                      4.14(c)     7/25/2034             3,925
   5,000      Bank One Issuance Trust, Notes, Series 2003, Class C1        4.54        9/15/2010             4,970
   5,000      Capital One Auto Finance Trust, Notes, Series 2007-A,
                    Class A2                                               5.33        5/15/2010             5,006

6

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=================--------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)

PRINCIPAL                                                                  COUPON                           MARKET
AMOUNT        SECURITY                                                     RATE       MATURITY               VALUE
 -----------------------------------------------------------------------------------------------------------------
$  3,000      Capital One Master Trust, Series 2001-6, Class C (a)         6.70%       6/15/2011   $         3,086
   3,640      Capital One Multi-Asset Execution Trust, Notes, Series
                    2004, Class B5                                         3.70        5/17/2010            3 ,629
   2,100      CarMax Auto Owner Trust, Series 2005-1, Class C              4.82       10/15/2011             2,083
              Citibank Credit Card Issuance Trust,
   2,000             Series 2005-C5, Class C5                              4.95       10/25/2010             1,990
   3,000             Series 2006-B2, Class B2                              5.15        3/07/2011             3,002
   5,000      CPS Auto Receivables Trust, Notes, Series 2007-A, Class
                    A2 (a)                                                 5.27       10/15/2010             5,004
   5,000      Honda Auto Receivables Owner Trust, Notes, Series
                    2007-1, Class A2                                       5.25        8/18/2009             5,005
   3,000      Honda Auto Receivables Owner Trust Certificates, Series
                    2005-6, Class A3                                       4.85       10/19/2009             2,993
              HSBC Automotive Trust,
      40             Series 2005-3, Class A2                               4.70        1/20/2009                40
   5,000             Series 2007-1, Class A2                               5.32        5/17/2010             5,007
   3,500      MBNA Master Credit Card Trust, Bonds, Series 1999-B,
                    Class C (a)                                            6.65        8/15/2011            3 ,587
   5,000      Nissan Auto Receivables Owner Trust, Notes, Series
                    2007-A, Class A2                                       5.22        9/15/2009             5,004
   3,000      Rental Car Finance Corp., Series 2004-1A, Class A
                    (INS)(a)                                               5.52 (c)    6/25/2009             3,004
   4,388      USXL Funding LLC, Notes, Series 2006-1A, Class A (a)         5.38        4/15/2014             4,396
   5,000      Volkswagen Auto Loan Enhanced Trust, Notes, Series
                    2007-1, Class A2                                       5.29        5/20/2009             5,005
                                                                                                   ---------------
                                                                                                            83,033
                                                                                                   ---------------
              Total Financials                                                                              83,033
                                                                                                   ---------------

              INDUSTRIALS (0.4%)
              ------------------
              AIRLINES (0.4%)
     567      America West Airlines, Inc., Pass-Through Certificates,
                    Series 1996-1, Class A, EETC                           6.85        7/02/2009               571
   1,455      American Airlines, Pass-Through Certificates, Series
                    2002-1, Class G, EETC (INS)                            5.97 (c)    9/23/2007             1,456
                                                                                                   ---------------
                                                                                                             2,027
                                                                                                   ---------------
              Total Industrials                                                                              2,027
                                                                                                   ---------------
              Total Asset-Backed Securities (cost: $84,840)                                                 85,060
                                                                                                   ---------------

              COMMERCIAL MORTGAGE SECURITIES (27.9%)(H)

              FINANCIALS (27.9%)
              ------------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (25.6%)
   2,421      Bear Stearns Commercial Mortgage Securities, Inc.,
                    Series 2003-T10, Class A1                              4.00        3/13/2040            2 ,349
              Chase Commercial Mortgage Securities Corp., Pass-Through
                    Certificates,
   1,000             Series 2000-3, Class A1                               7.09       10/15/2032             1,004
   3,000             Series 2000-3, Class A2                               7.32       10/15/2032             3,166

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=================--------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)

PRINCIPAL                                                                  COUPON                           MARKET
AMOUNT        SECURITY                                                     RATE       MATURITY               VALUE
 -----------------------------------------------------------------------------------------------------------------
              Commercial Mortgage Trust, Pass-Through Certificates,
$  2,000             Series 2004-LB4A, Class A4                            4.58%      10/15/2037           $ 1,943
   2,996             Series 2004-RS1, Class A  (a)                         4.02        3/03/2041             2,913
   1,000             Series 2005-LP5, Class GMB1 (a)                       5.15        5/10/2043               997
              Credit Suisse First Boston Mortgage Securities Corp.,
   5,000             Series 2000-C1, Class A2                              7.55        4/15/2062             5,252
   2,000             Series 2002-CP5, Class F (a)                          5.78       12/15/2035             2,035
              Diversified REIT, Notes,
   1,342             Series 1999-1A, Class A2 (a)                          6.78        3/18/2011             1,360
   3,000             Series 1999-1A, Class B (a)                           6.78        3/18/2011             3,073
   1,000             Series 2000-1, Class B (a)                            6.97        3/08/2010             1,027
     994      DLJ Commercial Mortgage Corp., Series 1999-CG2, Class
                    A1B                                                    7.30        6/10/2032             1,029
              G-Force, LLC, Pass-Through Certificates,
     802             Series 2005-RR2, Class A-1 (a)                        4.95       12/25/2039               797
     871             Series 2005-RRA, Class A-1 (a)                        4.39        8/22/2036               841
     723      GE Commercial Mortgage Corp., Pass-Through
                    Certificates, Series 2003-C2, Class A1                 2.78        7/10/2037               713
   4,000      Global Signal Trust III, Commercial Mortgage
                     Pass-Through Certificates, Series 2006-1, Class
                     A1FX (a)                                              5.36        2/15/2036             4,014
   5,000      GMAC Commercial Mortgage Security, Inc., Pass-Through
                     Certificates, Series 1999-C2, Class E                 7.28(c)    9/15/2033              5,306
              GS Mortgage Securities Corp. II,
                     Commercial Certificates, Series 2001-LIBA, Class
   3,806                   A-1 (a)                                         6.21        2/14/2016             3,883
   2,000             Series 2003-C1, Class A2B                             4.30        1/10/2040             1,946
              J.P. Morgan Chase Commercial Mortgage Securities Corp.,
   3,078             Series 2001-CIB2, Class A2                            6.24        4/15/2035             3,115
   4,000             Series 2005-CB12, Class A3A1                          4.82        9/12/2037             3,943
   4,000             Series 2006-CB15, Class ASB                           5.79        6/12/2043             4,103
   3,000             Series 2006-CB16, Class ASB                           5.52        5/12/2045             3,038
   2,000             Series 2006-LDP6, Class A-SB                          5.49        4/15/2043             2,021
   2,000             Series 2006-LDP7, Class ASB                           5.88(c)     4/15/2045             2,069
   3,000             Series 2006-LDP8, Class A-SB                          5.37        5/15/2045             3,007
              LB-UBS Commercial Mortgage Trust,
   2,759             Series 2001-C2, Class A1                              6.27        6/15/2020             2,778
   2,000             Series 2001-WM, Class D (a)                           6.83        7/14/2016             2,114
   1,500             Series 2002-C4, Class A4                              4.56        9/15/2026             1,475
   4,050             Series 2006-C1, Class A1                              5.02        2/15/2031             4,038
   1,109      Mach One Trust, Series 2004-1A, Class A1 (a)                 3.89        5/28/2040             1,075
   2,630      Merrill Lynch Mortgage Investors, Inc., Series 1999-C1,
                     Class A2                                              7.56       11/15/2031(e)         2 ,731
   3,000      Merrill Lynch-Countrywide Commercial Mortgage Trust,
                    Series 2006-3, Class ASB                               5.38        7/12/2046             3,013
              Morgan Stanley Dean Witter Capital I, Inc.,
     393             Series 1997-XL1, Class A3                             6.95       10/03/2030               395
   2,000             Series 1997-XL1, Class D                              6.88(c)    10/03/2030             2,012
     976             Series 2000-PRIN, Class A3                            7.36        2/23/2034               982
   4,966             Series 2005-RR6, Class A1 (a)                         4.97        5/24/2043             4,880
     900             Series 2005-RR6, Class A2FX (a)                       5.13        5/24/2043               883

8

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)

PRINCIPAL                                                                  COUPON                           MARKET
AMOUNT        SECURITY                                                     RATE       MATURITY               VALUE
 -----------------------------------------------------------------------------------------------------------------
$  2,000      Mortgage Capital Funding, Inc., Pass-Though
                    Certificates, Series 1998-MC2, Class E                 7.24%(c)    6/18/2030    $        2,099
              Nationslink Funding Corp., Pass-Through Certificates,
   2,889             Series 1999-1, Class A2                               6.32        1/20/2031             2,918
   3,300             Series 1999-1, Class F  (a)                           7.05(c)     1/20/2031             3,383
              Salomon Brothers Mortgage Securities VII, Inc.,
   2,742             Series 2000-C2, Class A2                              7.46        7/18/2033             2,874
   1,574             Series 2000-C3, Class A1                              6.34       12/18/2033             1,580
   3,427             Series 2002-KEY2, Class A2                            4.47        3/18/2036             3,360
   2,000      SBA Trust, Series 2006-1A, Class B (a)                       5.45       11/15/2036             2,011
   2,863      Structured Asset Securities Corp., Series 1997-LLI,
                    Class D                                                7.15       10/12/2034             3,021
              Trizechahn Office Properties Trust,
     866             Series 2001-TZHA, Class A2  (a)                       6.09        5/15/2016               881
   1,422             Series 2001-TZHA, Class D3  (a)                       6.94        3/15/2013             1,439
   5,000      Wachovia Bank Commercial Mortgage Trust, Series
                    2006-C28, Class A-2                                    5.50       10/15/2048             5,050
              Wachovia Bank Commercial Mortgage Trust, Pass-Through
                    Certificates,
   4,500             Series 2005-C18, Class A2                             4.66        4/15/2042             4,435
   2,000             Series 2005-C21, Class APB                            5.17(c)    10/15/2044             1,996
                                                                                                   ---------------
                                                                                                           126,367
                                                                                                   ---------------
              ESCROWED BONDS (1.5%)
   4,000      Four Times Square Trust, Series 2000-4TS, Class A2           7.80        4/15/2015             4,295
   3,000      GS Mortgage Securities Corp. II, Series 2001-ROCK,
                    Class B (a)                                            6.77        5/03/2018            3 ,190
                                                                                                   ---------------
                                                                                                             7,485
                                                                                                   ---------------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.8%)(I)
   9,250      Bear Stearns Commercial Mortgage Securities, Inc.,
                     Series 2004-ESA, Class X1 (acquired 6/17/2004;
                     cost $538) (a),(j)                                    2.06        5/14/2016               351
              Credit Suisse First Boston Mortgage Securities Corp.,
   1,124             Series 2003-C3, Class ASP (acquired 6/17/2003
                          and 8/04/2005; cost $981)  (a),(j)               1.94        5/15/2038              413
  55,002             Series 2004-C1, Class ASP (acquired 2/26/2004
                          and 8/30/2004; cost $2,461)  (a),(j)             0.96        1/15/2037             1,471
  46,199      First Union National Bank Commercial Mortgage Trust,
                     Certificates, Series 2002 C-1, Class IOII
                     (acquired 6/06/2006; cost $1,208) (a),(j)             1.20        2/12/2034               860
   5,564      Greenwich Capital Commercial Funding Corp., Series
                    2002-C1, Class XP (acquired 7/17/2003; cost $586)
                    (a),(j)                                                2.01        1/11/2035               437


P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)

PRINCIPAL                                                                  COUPON                           MARKET
AMOUNT        SECURITY                                                     RATE       MATURITY               VALUE
 -----------------------------------------------------------------------------------------------------------------
$ 13,107      LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class
                    XCP (acquired 5/20/2003; cost $826) (a),(j)            1.41%       2/15/2037   $           299
                                                                                                   ---------------
                                                                                                             3,831
                                                                                                   ---------------
              Total Financials                                                                             137,683
                                                                                                   ---------------
              Total Commercial Mortgage Securities (cost: $136,772)                                        137,683
                                                                                                   ---------------

              U.S. GOVERNMENT AGENCY ISSUES (5.8%)(K)
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%)
   2,000      Freddie Mac, Series 2694 QG (+)                              4.50        1/15/2029             1,952
                                                                                                   ---------------
              DEBENTURES (0.8%)
   4,000      Fannie Mae, CPI Floating Rate Notes (+)                      3.22 (c)    2/17/2009             3,935
                                                                                                   ---------------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(I)
  36,811      Government National Mortgage Assn., Series 2003-59,
                    Class XB                                               2.15       7/16/2010                656
                                                                                                   ---------------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (4.5%)
   8,673      Fannie Mae, Pool 891244 (+)                                  5.50       12/01/2020             8,691
              Freddie Mac (+),
   4,569             Pool B18333                                           5.00        5/01/2020             4,508
   2,703             Pool B19905                                           5.00        9/01/2020             2,667
   1,870             Pool J02581                                           5.50       11/01/2018             1,879
   4,479             Pool J01619                                           5.50        4/01/2021             4,487
                                                                                                   ---------------
                                                                                                            22,232
                                                                                                   ---------------
              Total U.S. Government Agency Issues (cost: $28,808)                                           28,775
                                                                                                   ---------------

              MUNICIPAL BONDS (7.9%)
              AIRPORT/PORT (1.8%)
   1,000      Cleveland, OH, Airport System RB, Series 2006B (INS)         5.24        1/01/2017             1,008
   2,745      College Park Georgia RB, Series A (INS)                      5.66        1/01/2012             2,821
   5,125      New York and New Jersey Port Auth., Consolidated Notes,
                    Series 2004XX                                          3.30        9/15/2007             5,088
                                                                                                   ---------------
                                                                                                             8,917
                                                                                                   ---------------
              APPROPRIATED DEBT (0.6%)
   3,000      Hudson County, NJ, Improvement Auth. RB, Series 2005
                    (LOC - North Fork Bank)                                4.25       6/15/2019(b)           2,994
                                                                                                   ---------------
              ELECTRIC/GAS UTILITIES (0.6%)
   1,750      Energy Northwest Columbia Generating Station Electric,
                    WA, RB, Series 2006-B                                  5.23        7/01/2011             1,765
   1,320      Pedernales Electric Cooperative, Inc., TX, First
                    Mortgage Bond, Series 2002A (INS)(a)                   4.09       11/15/2012             1,276

10

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=================--------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)

PRINCIPAL                                                                  COUPON                           MARKET
AMOUNT        SECURITY                                                     RATE       MATURITY               VALUE
 -----------------------------------------------------------------------------------------------------------------
$    145      Texas Municipal Gas Corp., Notes (INS)(a)                    2.60%       7/01/2007   $           145
                                                                                                   ---------------
                                                                                                             3,186
                                                                                                   ---------------
              HOSPITAL (0.5%)
   1,000      Medical Univ., SC, Hospital Facilities Auth. RB, Series
                    2004B (INS)                                            3.92        2/15/2009               981
   1,340      New Jersey Health Care Facilities Financing Auth. RB,
                    Series 2007-2                                          5.07        3/01/2009             1,340
                                                                                                   ---------------
                                                                                                             2,321
                                                                                                   ---------------
              NURSING/CCRC (1.6%)
   3,400      Martin Luther King Foundation, Inc., FL, SAVRS, Notes,
                    Series 1998 (INS)(l)                                   5.75(c)    12/01/2028             3,400
   2,000      Waco Health Facilities Development Corp. RB, Series
                    2006B (INS)                                            5.27        2/01/2016             2,005
   2,350      Yellowwood Acres, Inc., IN, SAVRS, Series 1998 (INS)(l)      5.75(c)    12/01/2028             2,350
                                                                                                   ---------------
                                                                                                             7,755
                                                                                                   ---------------
              SALES TAX (0.5%)
   2,500      Sales Tax Asset Receivables Co., NY, RB, Series 2004B        3.29        10/15/2007            2,479
                                                                                                   ---------------
              SINGLE FAMILY HOUSING (0.6%)
   3,000      Montgomery County, MD, Housing Opportunities Commission
                    Development Bonds, Series 2006A                        5.23        1/01/2009             3,007
                                                                                                   ---------------
              SPECIAL ASSESSMENT/TAX/FEE (1.5%)
   1,500      Charlotte, NC, COP, Series 2007B                             5.40       12/01/2008             1,506
   1,000      City and County of San Francisco Redevelopment
                    Financing Auth. RB, Series 2006A (INS)                 5.62        8/01/2016              1,019
   1,000      New York State Environmental Facilities Corp. RB,
                    Series 2004B (INS)                                     4.02       12/15/2009               978
              New York State Housing Finance Agency Personal Income Tax
                    RB,
   3,000             Series 2006B                                          5.17        9/15/2009             3,013
   1,000             Series 2006B                                          5.19        9/15/2011             1,009
                                                                                                   ---------------
                                                                                                             7,525
                                                                                                   ---------------
              TOLL ROADS (0.2%)
   1,000      New Jersey Turnpike Auth. RB, Series 2003B (INS)             2.84       1/01/2008                983
                                                                                                   ---------------
              Total Municipal Bonds (cost: $39,171)                                                         39,167
                                                                                                   ---------------


P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)

PRINCIPAL                                                                  COUPON                           MARKET
AMOUNT        SECURITY                                                     RATE       MATURITY               VALUE
 -----------------------------------------------------------------------------------------------------------------

              MONEY MARKET INSTRUMENTS (3.9%)

              COMMERCIAL PAPER (2.4%)

              MATERIALS (2.4%)
              ----------------
              PAPER PACKAGING (2.4%)
$ 11,736      Sonoco Products Co.                                          5.36%       5/01/2007   $        11,736
                                                                                                   ---------------

              VARIABLE-RATE DEMAND NOTES (1.5%)(M)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              HOME FURNISHINGS (0.3%)
   1,835      Caddo Parrish, LA, IDB, IDRB, Series 2004 (LOC -
                    Capital One, N.A.)                                     6.02        7/01/2024             1,835
                                                                                                   ---------------

              FINANCIALS (0.1%)
              -----------------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
     685        Wryneck Ltd., Notes, Series 2000 (LOC - Sky Bank)          6.32        1/01/2020               685
                                                                                                   ---------------

              HEALTH CARE (0.6%)
              ------------------
              HEALTH CARE FACILITIES (0.6%)
   2,870      Louisiana Public Facilities Auth., RB, Series 2002D
                    (LOC - Capital One, N.A.)                              5.92        7/01/2028            2 ,870
                                                                                                   ---------------

              INDUSTRIALS (0.1%)
              ------------------
              INDUSTRIAL MACHINERY (0.1%)
     375        Florence, AL, IDB, RB, Series 1999B (LOC - La Salle
                     National Bank, N.A.)                                  5.49       11/01/2008               375
                                                                                                   ---------------

              MUNICIPAL BONDS (0.1%)
              ----------------------
              BUILDINGS (0.1%)
     500        Precision Aggregate I, LLC, Notes, Series 2000 (LOC -
                    Sky Bank)                                              6.57        8/03/2015              500
                                                                                                   ---------------

              UTILITIES (0.3%)
              ----------------
              MULTI-UTILITIES (0.3%)
   1,430      Sempra Energy ESOP, Series 1999A (a)                         5.85       11/01/2014             1,430
                                                                                                   ---------------
              Total Variable-Rate Demand Notes (cost: $7,695)                                                7,695
                                                                                                   ---------------
              Total Money Market
              Instruments
              (cost: $19,431)                                                                               19,431
                                                                                                   ---------------


              TOTAL INVESTMENTS (COST: $491,643)                                                   $       493,220
                                                                                                   ===============

                                                                              12
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              to Portfolio of INVESTMENTS


USAA SHORT-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, other than exchange traded funds, are valued at their net asset value (NAV) at the end of each business day.

3. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Futures contracts are valued at the last quoted sales price.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair

13
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              to Portfolio of INVESTMENTS
               (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)

value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. As of April 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2007, were $3,082,000 and $1,505,000, respectively, resulting in net unrealized appreciation of $1,577,000.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $494,119,000 at April 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.


SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2007.
(d) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer. Securities shown without a maturity date are perpetual and have no final maturity.

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              to Portfolio of INVESTMENTS
               (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)

(e) Callable/putable bond - provides the option for the issuer to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the issuer does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in the dollar-weighted portfolio average maturity calculation as a result of the security's call/put feature.
(f) Eurodollar and Yankee obligations - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.
(g)       Security is perpetual and has no final maturity date.
(h) The weighted average life of mortgage and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal prepayments.
(i) Interest-only commercial mortgage-backed securities (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.
(j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2007, was $3,831,000, which represented 0.8% of the Fund's net assets.
(k) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(l) Periodic auction reset bond - interest rate is reset periodically through an auction mechanism. The bond has the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

                                                                              15
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              to Portfolio of INVESTMENTS
               (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)

(m) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.


PORTFOLIO DESCRIPTION ABBREVIATIONS

CD       Certificate of Deposit
COP      Certificate of Participation
CPI      Consumer Price Index
EETC     Enhanced Equipment Trust Certificate
ESOP     Employee Stock Ownership Plan
IDB      Industrial Development Board
IDRB     Industrial Development Revenue Bond
MTN      Medium-Term Note
RB       Revenue Bond
REIT     Real Estate Investment Trust
SAVRS    Select Auction Variable Rate Securities

Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., or MBIA Insurance Corp.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2007

By:*     /s/ MARK S. HOWARD
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         Signature and Title:  Mark S. Howard, Secretary

Date:    JUNE 22, 2007
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    JUNE 25, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
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         Signature and Title:  Debra K. Dunn, Treasurer

Date:    JUNE 25, 2007
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*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.